Real Estate Investments (Tables)	9 Months Ended
Sep. 30, 2014
Real Estate [Abstract]
Schedule of Operating Results Relating to Acquired Entities

The following table represents the results of the properties’ operations since the date of acquisition on a stand-alone basis.

	Three months ended September 30, 2014	Nine months ended September 30, 2014
Operating revenues	$3,466,503	$7,190,976
Operating expenses	(2,920,995)	(6,625,117)
Interest	(753,974)	(3,124,948)

Net loss before gain on equity investment	$(208,466)	$(2,559,089)